3. ACCOUNTS RECEIVABLE, AND DEFERRED REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Bad debt expense	$ 0	$ 0
Deferred revenue	$ 835,785	$ 77,514